Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
215.564.8000

September 5, 2013

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:                          BMO Lloyd George Frontier Markets Equity Fund (the “Trust”)
Initial Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of the Trust, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Trust’s initial Registration Statement on Form N-2 (the “Registration Statement”).  The Trust is a statutory trust organized under the laws of the State of Delaware on July 1, 2013.  On September 5, 2013, the Trust filed via EDGAR its Notification of Registration on Form N-8A.

Please contact me at (215) 564-8198 with any questions or comments relating to this filing.

Very truly yours,

/s/Michael P. O'Hare
Michael P. O'Hare

Enclosure